Note 5 - Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
5.
Borrowings

CRG

On
September
22,
2015,
the Company entered into a Term Loan Agreement, as amended (the “Loan Agreement”) with CRG under which, subject to certain conditions, the Company had the right to borrow up to
$50,000,000
in principal amount from CRG on or before
March
29,
2017.
The Company borrowed
$30,000,000
on
September
22,
2015.
The Company borrowed an additional
$10,000,000
on
June
15,
2016
under the Loan Agreement.

On
February
14,
2018,
the Company and CRG amended the Loan Agreement concurrent with the conversion of
$38,000,000
of the principal amount of the senior secured term loan (plus
$3,800,000
in back-end fees and prepayment premium applicable thereto) into a newly authorized Series A convertible preferred stock (see Note
7,
below).

Under the Loan Agreement, as amended,
no
cash payments for either principal or interest are due until the first
quarter of
2020.
Beginning in the
first
quarter of
2020
accrued interest will be partially paid and partially accrued and included in the debt balance based (to the extent not
paid) on principal amounts outstanding at the beginning of the quarter at an interest rate of
12.5%.
Beginning in the
third
quarter of
2021,
the Company will be required to make quarterly principal payments (in addition to the interest) of
$1.2
million with total principal payments of
$2.4
million in
2021,
$4.8
million in
2022
and
$2.4
million in
2023.

The Company
may
voluntarily prepay the borrowings in full, with a prepayment premium beginning at
5.0%
and declining by
1.0%
annually thereafter, with
no
premium being payable if prepayment occurs after the
fifth
year of the loan. Each tranche of borrowing required the payment, on the borrowing date, of a financing fee equal to
1.5%
of the borrowed loan principal, which is recorded as a discount to the debt. In addition, a facility fee equal to
7.0%
of the amounts borrowed plus any payment-in-kind (“PIK”) was to be payable at the end of the term or when the borrowings are repaid in full. A long-term liability is being accreted using the effective interest method for the facility fee over the term of the Loan Agreement with a corresponding discount to the debt. The borrowings are collateralized by a security interest in substantially all of the Company’s assets.

The Loan Agreement requires that the Company adheres to certain affirmative and negative covenants, including financial reporting requirements, certain minimum financial covenants for pre-specified liquidity and revenue requirements and a prohibition against the incurrence of indebtedness, or creation of additional liens, other than as specifically permitted by the terms of the Loan Agreement. In particular, the covenants of the original Loan Agreement included a covenant that the Company maintain a minimum of
$5,000,000
of cash and certain cash equivalents, and the Company had to achieve certain minimum revenues. If the Company fails to meet the applicable minimum revenue target in any calendar year, the Loan Agreement provides the Company with a cure right if it prepays a portion of the outstanding principal equal to
2.0
times the revenue shortfall. In addition, the Loan Agreement prohibits the payment of cash dividends on the Company’s capital stock and also places restrictions on mergers, sales of assets, investments, incurrence of liens, incurrence of indebtedness and transactions with affiliates. CRG may
accelerate the payment terms of the Loan Agreement upon the occurrence of certain events of default set forth therein, which include the failure of the Company to make timely payments of amounts due under the Loan Agreement, the failure of the Company to adhere to the covenants set forth in the Loan Agreement, the insolvency of the Company or upon the occurrence of a material adverse change.

On
February
14,
2018,
the Company entered into Amendment
No.

2
to the Loan Agreement to, among other things:

●	extend the interest only payment period and the period during which the Company may elect to pay a portion of the interest in PIK interest payments through June 30, 2021;
●	provide for a 15% facility fee to be paid on the maturity date (“final facility fee”);
●	permit the Company to make the entire interest payment for payment dates in 2018 and 2019 in PIK interest payments, provided no default has occurred and is continuing;
●	extend the maturity date to June 30, 2023;
●
modify certain of the covenants, including the indebtedness covenant, lien covenant and restricted payments covenant, to eliminate or modify permitted exceptions to the restrictions in those covenants;

●
modify the financial covenants to reduce the minimum liquidity requirement to
$3,500,000
at all times, to eliminate the minimum revenue requirements for
2018
and
2019,
and to reduce the minimum revenue requirements to
$15,000,000
million for
2020,
$20,000,000
for
2021
and
$25,000,000
for
2022;
and

●	provide CRG with board observer rights.

As of
September 30, 2019,
the Company was in compliance with all applicable covenants under the Loan Agreement.

As of
September 30, 2019,
principal, final facility fee and PIK payments due under the Loan Agreement are as follows (in thousands):

Year Ending December 31,
2019 (remaining three months of the year)	$—
2020	799
2021	3,403
2022	5,522
2023	3,981
13,705
Less: Amount of PIK additions and final facility fee to be accreted subsequent to September 30, 2019	(4,497)
Less: Amount representing debt financing costs	(630)
Borrowings, as of September 30, 2019	$8,578

In connection with drawdowns under the Loan Agreement, the Company recorded aggregate debt discounts of
$1.3
million as contra-debt. The debt discounts are being amortized as non-cash interest expense using the effective interest method over the term of the Loan Agreement. As of
September 30, 2019
and
December
31,
2018,
the balance of the aggregate debt discount was approximately
$630,000
and
$757,000,
respectively. The Company’s interest expense associated with the amortization of debt discount amounted to
$42,000
and
$30,000
during the
three
months ended
September 30, 2019
and
2018,
respectively, and
$127,000
and
$84,000
during the
nine
months ended
September 30, 2019
and
2018,
respectively. For the
three
months ended
September 30, 2019
and
2018,
the Company incurred interest expense of approximately
$377,000
and
$362,000,
respectively, and for the
nine
 approximately
$1.1
million and
$5.4
million, respectively.

Due to the substantial doubt about the Company’s ability to continue operating as a going concern and the material adverse change clause in the Loan Agreement with CRG, the entire amount of borrowings at
September
30,
2019
and
December 31, 2018
is classified as current in these financial statements. CRG has not
invoked the material adverse change clause.

7.
Borrowings

CRG

On
September
22,
2015,
the Company entered into a Term Loan Agreement (the “Loan Agreement”) with CRG under which, subject to certain conditions, the Company had the right to borrow up to
$50,000,000
in principal amount from CRG on or before
March
29,
2017.
The Company borrowed
$30,000,000
on
September
22,
2015.
The Company borrowed an additional
$10,000,000
on
June
15,
2016
under the Loan Agreement. The Company would have been eligible to borrow an additional
$10,000,000,
on or prior to
March
29,
2017,
upon achievement of certain revenue milestones, among other conditions, but those milestones were not
achieved.

On
October
28,
2016,
the Company and CRG amended the Loan Agreement to reduce the minimum revenue that the Company was required to achieve in
2016
to
$18,000,000.
On
February
14,
2018,
the Company and CRG further amended the Loan Agreement concurrent with the conversion of
$38,000,000
of the principal amount of the senior secured term loan (plus
$3,800,000
in back-end fees and prepayment premium applicable thereto) into a newly authorized Series A convertible preferred stock (see Note
7,
below). For the year ended
December
31,
2018,
the
$3,800,000
was accounted for in the statement of operations and comprehensive loss as interest expense.

Under the Loan Agreement, as in effect prior to amendment, the first
sixteen
quarterly payments were to be interest only payments, and the last eight
quarterly payments were to be equal installments in which interest and principal amounts would be paid. Interest is calculated at a fixed rate of
12.5%
 per annum. The Company makes quarterly payments of interest only in arrears commencing on
September
30,
2015.
During the interest only period, the Company had the right to elect to make the
12.5%
interest payment by making a cash payment for
8.5%
 per annum of interest and making a payment-in-kind (“PIK”) for the remaining amount, for which the
4.0%
 per annum of interest would be added to the outstanding principal amount of the borrowings. To date, the Company has elected the PIK interest option to the extent available and has made a cash payment for the remaining amount. Principal is repayable in eight
equal quarterly installments during the final
two
years of the term. Under the original Loan Agreement, all unpaid principal, and accrued and unpaid interest, was to be due and payable in full on
September
30,
2021.

The Company
may
voluntarily prepay the borrowings in full, with a prepayment premium beginning at
5.0%
and declining by
1.0%
annually thereafter, with
no
premium being payable if prepayment occurs after the
fifth
year of the loan. Each tranche of borrowing required the payment, on the borrowing date, of a financing fee equal to
1.5%
of the borrowed loan principal, which is recorded as a discount to the debt. In addition, a facility fee equal to
7.0%
of the amounts borrowed plus any PIK was to be payable at the end of the term or when the borrowings are repaid in full. A long-term liability is being accreted using the effective interest method for the facility fee over the term of the Loan Agreement with a corresponding discount to the debt. The borrowings are collateralized by a security interest in substantially all of the Company’s assets. The Loan Agreement requires that the Company adheres to certain affirmative and negative covenants, including financial reporting requirements, certain minimum financial covenants for pre-specified liquidity and revenue requirements and a prohibition against the incurrence of indebtedness, or creation of additional liens, other than as specifically permitted by the terms of the Loan Agreement. In particular, the covenants of the original Loan Agreement included a covenant that the Company maintain a minimum of
$5,000,000
of cash and certain cash equivalents, and the Company had to achieve minimum revenue of
$7,000,000
in
2015,
$23,000,000
in
2016,
$40,000,000
in
2017,
$50,000,000
in
2018,
$60,000,000
in
2019
and
$70,000,000
in
2020
and in each year thereafter, as applicable. If the Company fails to meet the applicable minimum revenue target in any calendar year, the Loan Agreement provides the Company with a cure right if it prepays a portion of the outstanding principal equal to
2.0
times the revenue shortfall. In addition, the Loan Agreement prohibits the payment of cash dividends on the Company’s capital stock and also places restrictions on mergers, sales of assets, investments, incurrence of liens, incurrence of indebtedness and transactions with affiliates. CRG may
accelerate the payment terms of the Loan Agreement upon the occurrence of certain events of default set forth therein, which include the failure of the Company to make timely payments of amounts due under the Loan Agreement, the failure of the Company to adhere to the covenants set forth in the Loan Agreement, the insolvency of the Company or upon the occurrence of a material adverse change.

On
January
24,
2018,
we entered into a waiver agreement (the “Waiver”) with CRG. The Waiver provided for the waiver of the
$5,000,0000
minimum liquidity financial covenant and reduced it to
$2,500,000
for the period beginning
January
1,
2018
through
February
28,
2018,
as required under the terms of the Loan Agreement and waived any event of default resulting from non-compliance with the
$5,000,000
minimum liquidity financial covenant.

On
February
14,
2018,
the Company entered into Amendment
No.

2
to the Loan Agreement to, among other things:

●	extend the interest only payment period and the period during which the Company may elect to pay a portion of the interest in PIK interest payments through June 30, 2021;
●	provide for a 15% facility fee to be paid on the maturity date;
●	permit the Company to make the entire interest payment for payment dates in 2018 and 2019 in PIK interest payments, provided no default has occurred and is continuing;
●	extend the maturity date to June 30, 2023;
●
modify certain of the covenants, including the indebtedness covenant, lien covenant and restricted payments covenant, to eliminate or modify permitted exceptions to the restrictions in those covenants;

●
modify the financial covenants to reduce the minimum liquidity requirement to
$3,500,000
at all times, to eliminate the minimum revenue requirements for
2018
and
2019,
and to reduce the minimum revenue requirements to
$15,000,000
million for
2020,
$20,000,000
for
2021
and
$25,000,000
for
2022;
and

●	provide CRG with board observer rights.

As of
December
31,
2018,
the Company was in compliance with all applicable covenants under the Loan Agreement.

As of
December 31, 2018,
principal and PIK payments under the Loan Agreement were as follows (in thousands):

Principal and PIK
Period Ending December 31,	Loan Repayments
2019	$—
2020	—
2021	—
2022	—
2023 and after	2,000
2,000
Add: PIK	6,243
8,243
Less: Amount representing debt financing costs	(757)
Borrowings, as of December 31, 2018	$7,486

Contemporaneously with the execution of the Loan Agreement in
September
2015,
the Company entered into a Securities Purchase Agreement (the “CRG Purchase Agreement”) with CRG which allowed it to purchase up to
$5,000,000
of the Company’s common stock. CRG purchased
870
shares of common stock on
September
22,
2015
at a price of
$5,596.40
per share, which is the
10
-day average of closing prices of the Company’s common stock ending on
September
21,
2015.
The closing price on
September
22,
2015
was
$5,588.00
yielding a
$8.40
per share premium. Both the premium and the issuance costs were allocated to the borrowings under Loan Agreement and the common stock purchase under the CRG Purchase Agreement based on the relative fair values of each security. The portion of the premium allocated to the borrowings is being amortized over the term of the Loan Agreement. Pursuant to the CRG Purchase Agreement, the Company filed a shelf registration statement covering, among other things, the resale of the shares sold to CRG and must comply with certain affirmative covenants during the time that such registration statement remains in effect.

In connection with the initial drawdown under the Loan Agreement, the Company recorded a debt discount of
$876,000
as contra-debt. The debt discount comprised financing fees of
$450,000,
paid directly to CRG, and an allocation of the other costs directly attributable to the Loan Agreement and CRG Securities Purchase Agreement of
$541,000
net of the common stock premium of
$115,000
based on the relative fair values of each security. In connection with the
June
2016
drawdown under the Loan Agreement in
February 2018,
the Company recorded a debt discount of
$275,000
which comprised financing fees of
$150,000,
paid directly to CRG, and other costs directly attributable to the Loan Agreement with CRG of
$125,000.
Concurrent with the Amendment
No.2
to the Loan Agreement in
February 2018,
the Company recorded an additional debt discount of
$154,000
of issuance costs. The debt discount is being amortized as non-cash interest expense using the effective interest method over the term of the Loan Agreement. As of
December
31,
2018
and
2017,
the balance of the aggregate debt discount was approximately
$757,000
and
$716,000,
respectively. The Company’s interest expense associated with the amortization of debt discount amounted to
$117,000
and
$203,000
during the years ended
December 31, 2018
and
2017,
respectively.

As noted in Note
1
to these financial statements, due to the substantial doubt about the Company’s ability to continue operating as a going concern and the material adverse change clause in the CRG Loan Agreement, the entire amount of borrowings at
December
31,
2018
and
2017
has been classified as current in these financial statements. CRG has not
invoked the material adverse change clause.